Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)	Common stock outstanding	Additional paid-in capital	Amount due from immediate holding company	Retained earnings	(Accumulated other comprehensive loss)	Total
Balance at Dec. 31, 2023	$ 101	$ 49,899	$ (50,000)	$ 1,344,657		$ 1,344,657
Balance (in Shares) at Dec. 31, 2023	2,525,000
Loss for the period				396,161		396,161
Foreign currency translation adjustment
Balance at Jun. 30, 2024	$ 101	49,899	(50,000)	1,740,818		1,740,818
Balance (in Shares) at Jun. 30, 2024	2,525,000
Balance at Dec. 31, 2024	$ 1,000	407,056	(50,000)	1,724,087		$ 2,082,143
Balance (in Shares) at Dec. 31, 2024	25,000,000					25,000,000
Proceeds from initial public offerings	$ 66	3,970,520				$ 3,970,586
Proceeds from initial public offerings (in Shares)	1,660,000
Recapitalization			50,000			50,000
Loss for the period				(724,727)		(724,727)
Foreign currency translation adjustment					(1,408)	(1,408)
Balance at Jun. 30, 2025	$ 1,066	$ 4,377,576		$ 999,360	$ (1,408)	$ 5,376,594
Balance (in Shares) at Jun. 30, 2025	26,660,000					26,660,000